CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,348,977	$ 1,314,104	$ 622,212
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	641,621	590,486	234,633
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	437,803	406,358	178,417
Depreciation and amortization	183,304	160,083	23,390
Restructuring, acquisition and integration-related costs	18,244	32,068	22,368
Impairment of intangible assets	0	0	1,711
Total operating costs and expenses	1,280,972	1,188,995	460,519
Income from operations	68,005	125,109	161,693
Interest expense and other, net	(63,416)	(70,640)	(23,409)
Income before income taxes	4,589	54,469	138,284
Income tax (provision) benefit	2,931	(19,902)	(56,804)
Net income	7,520	34,567	81,480
Other comprehensive income (loss), net of tax:
Unrealized holding (losses) gains on investments, net of tax	26	(255)	(253)
Other comprehensive income (loss), net of tax	26	(255)	(253)
Comprehensive income	$ 7,546	$ 34,312	$ 81,227
Net income per share
Basic (in dollars per share)	$ 0.07	$ 0.32	$ 0.75
Diluted (in dollars per share)	$ 0.07	$ 0.32	$ 0.74
Weighted average common shares outstanding
Basic (in shares)	105,221	108,098	108,057
Diluted (in shares)	105,983	108,949	109,468